Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Current income tax expense:
Federal
State					$ 1,000	$ 1,000
Total					$ 1,000	$ 1,000
Deferred income tax expense:
Federal
State
Total
Provision for income taxes				$ 1,000	$ 1,000	$ 1,000